Supplemental Information on Oil And Gas Producing Activities (Unaudited) - Costs Incurred for Oil and Gas Producing Activities (Parenthetical) (Detail) $ in Millions	12 Months Ended
Dec. 31, 2022 USD ($)
Upstream Contracts comprised in right-of-use assets [member]
Disclosure of information about consolidated structured entities [line items]
Additions of Upstream contracts comprised in right-of-use assets	$ 223